Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 187,540	$ 756,285	$ 33,588
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of operating lease right-of-use assets	1,872,139	2,639,094	2,628,985
Depreciation and amortization	889,722	823,869	831,820
Write off of bad debts	500,000
Loss (gain) on disposal of property and equipment	78,845	(152,517)	4,982
Impairment loss on property and equipment			272,350
Accrued interest income from long term debt investment	(1,465,180)	(723,945)	(534,575)
Interest income from loan to a third-party		(90,986)	(66,822)
Changes in operating assets and liabilities:
Accounts receivable	(686,449)	959,859	(766,760)
Inventories	(62,191)	(32,001)	(45,821)
Prepaid expenses and other current assets	1,665,322	2,552,891	(3,573,002)
Long term security deposits	184,296	(58,209)	57,185
Long term prepaid expenses	31,637	(180,281)	(34,010)
Accounts payable	1,235,783	265,315	530,195
Taxes payable	198,040	(46,790)	(31,943)
Deferred revenue	665,495	(179,643)	307,169
Other current liabilities	135,994	(25,902)	(292,138)
Operating lease liabilities	(2,566,126)	(2,969,001)	(2,275,056)
Net cash provided by (used in) operating activities	2,864,867	3,538,038	(2,953,853)
Cash flows from investing activities:
Purchase of property and equipment	(2,396,274)	(583,313)	(773,964)
Purchase of intangible assets			(150,000)
Proceeds from disposal of property and equipment		35,562	444
Payment made for long term debt investments	(46,126,988)		(6,000,000)
Interest income received from long term debt investment	1,203,810	899,507
Advance of loans to third parties			(3,900,000)
Repayment from loans to third parties	1,500,000	907,704	1,150,104
Prepayment for the software, equipment and product development			(1,190,000)
Refund of prepayment for the product development		650,000	400,000
Net cash (used in) provided by investing activities	(45,819,452)	1,909,460	(10,463,416)
Cash flows from financing activities:
Gross proceeds from initial public offerings			13,560,000
Direct costs disbursed from initial public offerings proceeds			(1,529,631)
Proceeds from sales of the Equity Security Units, net of issuance costs	6,910,134
Proceeds from sales of ordinary shares, net of issuance costs	30,000,000	5,938,994
Proceeds from short-term bank loans	417,388	2,225,715	2,685,588
Repayments of short-term bank loans	(1,530,421)	(3,338,573)	(424,040)
Proceeds from long-term bank loans	5,036,477
Repayments of long-term bank loans	(153,043)
(Payments made to) advances received from a related party	(1,595,404)	524,610	(1,892,423)
Payments made for deferred offering costs			(340,469)
Net cash provided by financing activities	39,085,131	5,350,746	12,059,025
Effect of exchange rate fluctuation on cash and cash equivalents	411,048	(176,783)	(75,924)
Net (decrease) increase in cash and cash equivalents	(3,458,406)	10,621,461	(1,434,168)
Cash and cash equivalents, beginning of year	12,102,763	1,481,302	2,915,470
Cash and cash equivalents, end of year	8,644,357	12,102,763	1,481,302
Supplemental cash flow information
Cash paid for income taxes	29,053	45,128	92,409
Cash paid for interest	181,157	141,106	32,444
Non-cash operating, investing and financing activities
Property and equipment acquired from a related party through settlement of amounts due from the related party (non-cash transaction)	962,896
Reduction of right-of-use assets and operating lease obligations due to early termination or modification of lease agreement	4,208,435	2,519,354
Right of use assets obtained in exchange for operating lease liabilities	3,423,624	2,719,792	1,676,362
Deferred IPO cost offset with additional paid-in capital			1,095,872
Intangible assets acquired by prepayment		$ 140,000